Assets held for sale (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets	[1]	$ 9,662	$ 9,773
Property, plant and equipment		198,642	194,932
Joint ventures and associates		23,864	23,415
Investments in securities		3,362	3,797
Trade and other current receivables		66,510	53,208
Trade and other non-current receivables		6,920	7,065
Inventories		31,894	25,258
Current assets		165,938	128,765
Non-current assets		277,086	275,614
Total assets		443,024	404,379
Current debt		9,001	8,218
Non-current debt		74,794	80,868
Total		83,795	89,086
Trade and other current payables	[1]	79,357	63,173
Trade and other non-current payables		3,432	2,075
Deferred tax		16,186	12,547
Retirement benefits	[1]	7,296	11,325
Decommissioning and other provisions, current		2,910	3,338
Decommissioning and other provisions, non-current		23,845	25,804
Income taxes payable	[1]	4,869	3,254
Current liabilities		121,311	95,547
Non-current liabilities		129,116	133,506
Total liabilities		250,427	229,053
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets		0	116
Property, plant and equipment		2,526	896
Joint ventures and associates		94	0
Investments in securities		128	0
Trade and other current receivables		44	349
Trade and other non-current receivables		51	71
Trade and other receivables		95	420
Inventories		8	528
Current assets		52	877
Non-current assets		2,799	1,083
Total assets		2,851	1,960
Current debt		3	257
Non-current debt		1	199
Total		4	456
Trade and other current payables		256	235
Trade and other non-current payables		22	140
Trade and other payables		278	375
Deferred tax		0	41
Retirement benefits		0	108
Decommissioning and other provisions, current		134	10
Decommissioning and other provisions, non-current		971	219
Other provisions		1,105	229
Income taxes payable		8	44
Current liabilities		401	546
Non-current liabilities		994	707
Total liabilities		$ 1,395	$ 1,253

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.